Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.
Commitments and Contingencies

From time to time, we are involved in various legal proceedings, including product liability, intellectual property, stockholder matters, tax disputes, commercial disputes, employment matters, whistleblower and qui tam claims and investigations, governmental proceedings and investigations, and other legal matters that arise in the normal course of our business, including those described below. On a quarterly and annual basis, we review relevant information with respect to loss contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews. We establish liabilities for loss contingencies on an undiscounted basis when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. For matters where a loss is believed to be reasonably possible, but not probable, or if no reasonable estimate of known or probable loss is available, no accrual has been made.

When determining the estimated loss or range of loss, significant judgment is required. Estimates of probable losses resulting from litigation and other contingencies are inherently difficult to predict, particularly when the matters are in early procedural stages with incomplete facts or legal discovery, involve unsubstantiated or indeterminate claims for damages, and/or potentially involve penalties, fines or punitive damages. In addition to the current matters, we are subject to the risk of future governmental, regulatory and legal actions. Governmental and regulatory actions may lead to product recalls, injunctions and other restrictions on our operations and monetary sanctions, which may include substantial civil or criminal penalties. Actions involving intellectual property could result in a loss of patent protection or the ability to market products, which could lead to significant sales reductions or cost increases, or otherwise materially affect the results of our operations.

We recognize litigation-related charges in Selling, general and administrative expense on our consolidated statement of earnings. During the years ended December 31, 2025, 2024 and 2023, we recognized $22.7 million, $30.5 million and $21.6 million, respectively, of net litigation-related charges. At December 31, 2025 and 2024, accrued litigation liabilities were $136.2 million and $156.4 million, respectively. These litigation-related charges and accrued liabilities reflect all of our litigation-related contingencies. The ultimate cost of litigation could be materially different than the amount of the current estimates and accruals and could have a material adverse impact on our financial condition and results of operations.

Litigation

In connection with our ongoing efforts to transform our sales and distribution strategies and go-to-market model in China, including making significant changes across our independent distributor network, some of the displaced or impacted distributors in China have formally and informally raised legal claims against us. Additional claims may come from these and other parties in the future. Based on currently known information and our legal assessment of these lawsuits and other claims in China, we do not believe a loss is probable and, therefore, no accrual has been made. However, the outcome of these lawsuits and disputes in China is uncertain. The changes in go-to-market model and commercial strategies in China, the outcome of existing litigation and the potential for additional litigation could have a material adverse impact on our results of operations in China.

Other Contingencies

Contractual obligations: We have entered into development, distribution and other contractual arrangements not accounted for as business combinations that may result in future payments dependent upon various events such as the achievement of certain product R&D milestones, sales milestones, or, at our discretion, maintenance of exclusive rights to distribute a product. Since there is uncertainty on the timing or whether such payments will have to be made, they have not been recognized on our consolidated balance sheets. These estimated payments could range from $0 to approximately $225 million.